Estimated Fair Value of Financial Instruments (Carrying Amount of Financial Instruments Reported in Accompanying Consolidated Financial Statements and Related Market or Fair Value) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016		Mar. 31, 2015
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 138,472	[1]	¥ 174,964	[2]
Carrying amount | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	138,472		174,964
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	138,472	[1]	174,964	[2]
Estimated fair value | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 138,472		¥ 174,964

[1]	The fair value of investment securities of ¥138,472 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥174,964 million was not estimated, as it was not practical.